Segment and Geographic Information - Revenue By Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue	$ 5,748.1	$ 5,888.3	$ 6,633.2
ATS
Disclosure of operating segments [line items]
Revenue	$ 2,086.3	$ 2,285.6	$ 2,209.7
Percentage of entity's revenue (percent)	36.00%	39.00%	33.00%
CCS
Disclosure of operating segments [line items]
Revenue	$ 3,661.8	$ 3,602.7	$ 4,423.5
Percentage of entity's revenue (percent)	64.00%	61.00%	67.00%
Communications
Disclosure of operating segments [line items]
Percentage of entity's revenue (percent)	42.00%	40.00%	41.00%
Enterprise
Disclosure of operating segments [line items]
Percentage of entity's revenue (percent)	22.00%	21.00%	26.00%